Revenue Recognition - Disaggregated Revenues (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disaggregation of Revenue [Line Items]
Revenue from contract with customer									$ 7,991	$ 8,148
Mark-to-market for economic hedging activities									(20)	14	$ 206
Revenues	$ 2,195	$ 2,996	$ 2,465	$ 2,165	$ 1,992	$ 2,960	$ 2,461	$ 2,065	9,821	9,478	9,074
Less: Lease revenue									20	21
Derivative revenue									0	31	195
Retail Revenue | Mass customers
Disaggregation of Revenue [Line Items]
Revenue from contract with customer									6,254	5,591
Retail Revenue | Business Solutions customers
Disaggregation of Revenue [Line Items]
Revenue from contract with customer									1,279	1,303
Total retail revenue
Disaggregation of Revenue [Line Items]
Revenue from contract with customer									7,533	6,894
Energy revenue
Disaggregation of Revenue [Line Items]
Revenue from contract with customer									1,169	1,496
Derivative revenue									1,595	1,233
Capacity revenue
Disaggregation of Revenue [Line Items]
Revenue from contract with customer									700	825
Derivative revenue									109	137
Derivative revenue
Disaggregation of Revenue [Line Items]
Mark-to-market for economic hedging activities									33	(130)
Derivative revenue									1,810	1,309
Other revenue
Disaggregation of Revenue [Line Items]
Revenue from contract with customer									386	393
Total operating revenues
Disaggregation of Revenue [Line Items]
Revenues									9,821	9,478
Other derivative revenue
Disaggregation of Revenue [Line Items]
Derivative revenue									73	69
Corporate/Eliminations
Disaggregation of Revenue [Line Items]
Revenue from contract with customer									(5)	(19)
Revenues									(7)	(18)	(47)
Less: Lease revenue									0	0
Corporate/Eliminations | Retail Revenue | Mass customers
Disaggregation of Revenue [Line Items]
Revenue from contract with customer									(3)	(1)
Corporate/Eliminations | Retail Revenue | Business Solutions customers
Disaggregation of Revenue [Line Items]
Revenue from contract with customer									0	0
Corporate/Eliminations | Total retail revenue
Disaggregation of Revenue [Line Items]
Revenue from contract with customer									(3)	(1)
Corporate/Eliminations | Energy revenue
Disaggregation of Revenue [Line Items]
Revenue from contract with customer									0	13
Derivative revenue									(1)	14
Corporate/Eliminations | Capacity revenue
Disaggregation of Revenue [Line Items]
Revenue from contract with customer									0	0
Derivative revenue									0	0
Corporate/Eliminations | Derivative revenue
Disaggregation of Revenue [Line Items]
Mark-to-market for economic hedging activities									(1)	(13)
Derivative revenue									(2)	1
Corporate/Eliminations | Other revenue
Disaggregation of Revenue [Line Items]
Revenue from contract with customer									(3)	(17)
Corporate/Eliminations | Total operating revenues
Disaggregation of Revenue [Line Items]
Revenues									(7)	(18)
Corporate/Eliminations | Other derivative revenue
Disaggregation of Revenue [Line Items]
Derivative revenue									0	1
Texas | Operating Segments
Disaggregation of Revenue [Line Items]
Revenue from contract with customer									5,507	5,304
Revenues									7,069	6,401	6,318
Less: Lease revenue									0	1
Texas | Operating Segments | Retail Revenue | Mass customers
Disaggregation of Revenue [Line Items]
Revenue from contract with customer									5,027	4,618
Texas | Operating Segments | Retail Revenue | Business Solutions customers
Disaggregation of Revenue [Line Items]
Revenue from contract with customer									1,205	1,238
Texas | Operating Segments | Total retail revenue
Disaggregation of Revenue [Line Items]
Revenue from contract with customer									6,232	5,856
Texas | Operating Segments | Energy revenue
Disaggregation of Revenue [Line Items]
Revenue from contract with customer									529	371
Derivative revenue									1,459	1,131
Texas | Operating Segments | Capacity revenue
Disaggregation of Revenue [Line Items]
Revenue from contract with customer									0	0
Derivative revenue									0	0
Texas | Operating Segments | Derivative revenue
Disaggregation of Revenue [Line Items]
Mark-to-market for economic hedging activities									47	(77)
Derivative revenue									1,562	1,096
Texas | Operating Segments | Other revenue
Disaggregation of Revenue [Line Items]
Revenue from contract with customer									261	251
Texas | Operating Segments | Total operating revenues
Disaggregation of Revenue [Line Items]
Revenues									7,069	6,401
Texas | Operating Segments | Other derivative revenue
Disaggregation of Revenue [Line Items]
Derivative revenue									56	42
Texas | Corporate/Eliminations
Disaggregation of Revenue [Line Items]
Revenues									(1)	(19)	(41)
East | Operating Segments
Disaggregation of Revenue [Line Items]
Revenue from contract with customer									2,135	2,160
Revenues									2,319	2,371	2,009
Less: Lease revenue									1	1
East | Operating Segments | Retail Revenue | Mass customers
Disaggregation of Revenue [Line Items]
Revenue from contract with customer									1,230	974
East | Operating Segments | Retail Revenue | Business Solutions customers
Disaggregation of Revenue [Line Items]
Revenue from contract with customer									74	65
East | Operating Segments | Total retail revenue
Disaggregation of Revenue [Line Items]
Revenue from contract with customer									1,304	1,039
East | Operating Segments | Energy revenue
Disaggregation of Revenue [Line Items]
Revenue from contract with customer									322	546
Derivative revenue									98	90
East | Operating Segments | Capacity revenue
Disaggregation of Revenue [Line Items]
Revenue from contract with customer									664	746
Derivative revenue									109	137
East | Operating Segments | Derivative revenue
Disaggregation of Revenue [Line Items]
Mark-to-market for economic hedging activities									(29)	(35)
Derivative revenue									183	210
East | Operating Segments | Other revenue
Disaggregation of Revenue [Line Items]
Revenue from contract with customer									58	75
East | Operating Segments | Total operating revenues
Disaggregation of Revenue [Line Items]
Revenues									2,319	2,371
East | Operating Segments | Other derivative revenue
Disaggregation of Revenue [Line Items]
Derivative revenue									5	17
East | Corporate/Eliminations
Disaggregation of Revenue [Line Items]
Revenues									(8)	5	(1)
West/Other | Operating Segments
Disaggregation of Revenue [Line Items]
Revenue from contract with customer									354	703
Revenues									440	724	788
Less: Lease revenue									19	19
West/Other | Operating Segments | Retail Revenue | Mass customers
Disaggregation of Revenue [Line Items]
Revenue from contract with customer									0	0
West/Other | Operating Segments | Retail Revenue | Business Solutions customers
Disaggregation of Revenue [Line Items]
Revenue from contract with customer									0	0
West/Other | Operating Segments | Total retail revenue
Disaggregation of Revenue [Line Items]
Revenue from contract with customer									0	0
West/Other | Operating Segments | Energy revenue
Disaggregation of Revenue [Line Items]
Revenue from contract with customer									318	566
Derivative revenue									39	(2)
West/Other | Operating Segments | Capacity revenue
Disaggregation of Revenue [Line Items]
Revenue from contract with customer									36	79
Derivative revenue									0	0
West/Other | Operating Segments | Derivative revenue
Disaggregation of Revenue [Line Items]
Mark-to-market for economic hedging activities									16	(5)
Derivative revenue									67	2
West/Other | Operating Segments | Other revenue
Disaggregation of Revenue [Line Items]
Revenue from contract with customer									70	84
West/Other | Operating Segments | Total operating revenues
Disaggregation of Revenue [Line Items]
Revenues									440	724
West/Other | Operating Segments | Other derivative revenue
Disaggregation of Revenue [Line Items]
Derivative revenue									12	9
West/Other | Corporate/Eliminations
Disaggregation of Revenue [Line Items]
Revenues									$ 2	$ (4)	$ 4